Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended
	May 02, 2022	Apr. 08, 2022	Jan. 04, 2021	Jun. 30, 2021	Mar. 31, 2021
Shareholders' Equity (Details) [Line Items]
Issuance of ordinary shares (in Shares)		1,000
Bonus amount		$ 2			$ 27
Ordinary shares (in Shares)	450,000
Purchase price per shares (in Dollars per share)	$ 2.2
Exercise price per shares (in Dollars per share)	$ 2.2
Total amount	$ 990
Net issuance expenses	$ 911
Exercise of options				$ 59
Agreement, description			On January 4, 2021, the Company entered into a definitive agreement with several institutional investors for the sale of 800,000 units, each consisting of one ordinary share and 0.9 of a warrant to purchase an ordinary share at a combined purchase price of $2.5. The warrants have an exercise price of $2.75 per share and are immediately exercisable into ordinary shares over a five-year term. The sale was made in a registered direct offering with a total gross amount of $2,000 or $1,841 net of incremental and direct issuance expenses.
Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Issuance of ordinary shares (in Shares)					7,188
Exercise of options				$ 25,399